Other assets and other liabilities	6 Months Ended
Jun. 30, 2019
Other assets and other liabilities
20 Other assets and other liabilities
end of	2Q19	1Q19	4Q18
Other assets (CHF million)
Cash collateral on derivative instruments	5,692	5,358	7,057
Cash collateral on non-derivative transactions	414	392	465
Derivative instruments used for hedging	99	86	33
Assets held-for-sale	7,005	8,371	6,744
of which loans [1]	6,929	8,285	6,630
of which real estate [2]	45	54	54
of which long-lived assets	31	32	60
Premises, equipment and right-of-use assets [3]	7,737	8,079	4,838
Assets held for separate accounts	119	123	125
Interest and fees receivable	5,240	5,330	5,055
Deferred tax assets	4,787	4,920	4,943
Prepaid expenses	445	485	613
of which cloud computing arrangement implementation costs	9	3	–
Failed purchases	1,271	1,400	1,283
Defined benefit pension and post-retirement plan assets	2,880	1,973	1,794
Other	3,890	3,984	4,509
Other assets	39,579	40,501	37,459
Other liabilities (CHF million)
Cash collateral on derivative instruments	7,048	6,867	6,903
Cash collateral on non-derivative transactions	120	145	514
Derivative instruments used for hedging	11	0	8
Operating leases liabilities	3,143	3,468	–
Provisions	871	1,026	928
of which off-balance sheet risk	153	155	151
Restructuring liabilities	–	–	346
Liabilities held for separate accounts	119	123	125
Interest and fees payable	5,545	5,126	5,159
Current tax liabilities	1,130	926	927
Deferred tax liabilities	644	456	438
Failed sales	731	735	2,187
Defined benefit pension and post-retirement plan liabilities	510	518	518
Other	10,086	10,003	12,054
Other liabilities	29,958	29,393	30,107
1 Included as of the end of 2Q19, 1Q19 and 4Q18 were CHF 717 million, CHF 705 million and CHF 687 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of the end of 2Q19, 1Q19 and 4Q18, real estate held-for-sale included foreclosed or repossessed real estate of CHF 11 million, CHF 13 million and CHF 13 million, respectively, of which CHF 8 million, CHF 10 million and CHF 10 million, respectively were related to residential real estate.

3 Premises and equipment were previously presented separately in the consolidated balance sheet.
Premises, equipment and right-of-use assets
end of	2Q19	1Q19	4Q18
Premises and equipment (CHF million)
Buildings and improvements	1,582	1,601	1,617
Land	335	344	347
Leasehold improvements	1,852	1,910	1,880
Software	6,260	6,115	5,909
Equipment	1,805	1,846	1,805
Premises and equipment	11,834	11,816	11,558
Accumulated depreciation	(7,056)	(6,948)	(6,720)
Total premises and equipment, net	4,778	4,868	4,838
Right-of-use assets (CHF million)
Operating leases	2,959	3,211	–
Right-of-use assets	2,959	3,211	–
Total premises, equipment and right-of-use assets	7,737	8,079	4,838

Bank
Other assets and other liabilities
19 Other assets and other liabilities
end of	6M19	2018
Other assets (CHF million)
Cash collateral on derivative instruments	5,693	7,057
Cash collateral on non-derivative transactions	414	465
Derivative instruments used for hedging	99	33
Assets held-for-sale	7,005	6,744
of which loans [1]	6,929	6,630
of which real estate [2]	45	54
of which long-lived assets	31	60
Premises, equipment and right-of-use assets [3]	6,586	4,530
Assets held for separate accounts	119	125
Interest and fees receivable	5,920	5,506
Deferred tax assets	4,725	4,887
Prepaid expenses	373	560
of which cloud computing arrangement implementation costs	8	–
Failed purchases	1,271	1,283
Defined benefit pension and post-retirement plan assets	999	1,001
Other	3,889	4,482
Other assets	37,093	36,673
Other liabilities (CHF million)
Cash collateral on derivative instruments	7,048	6,903
Cash collateral on non-derivative transactions	120	514
Derivative instruments used for hedging	11	8
Operating leases liabilities	2,311	–
Provisions	863	920
of which off-balance sheet risk	153	151
Restructuring liabilities	–	342
Liabilities held for separate accounts	119	125
Interest and fees payable	6,138	5,521
Current tax liabilities	1,120	907
Deferred tax liabilities	246	268
Failed sales	731	2,187
Defined benefit pension and post-retirement plan liabilities	510	518
Other	10,184	12,114
Other liabilities	29,401	30,327
1 Included as of the end of 6M19 and 2018 were CHF 717 million and CHF 687 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of the end of 6M19 and 2018, real estate held-for-sale included foreclosed or repossessed real estate of CHF 11 million and CHF 13 million, respectively, of which CHF  8 million and CHF 10 million, respectively, were related to residential real estate.

3 Premises and equipment were previously presented separately in the consolidated balance sheet.
Premises, equipment and right-of-use assets
end of	6M19	2018
Premises and equipment (CHF million)
Buildings and improvements	1,560	1,595
Land	335	347
Leasehold improvements	1,711	1,752
Software	6,022	5,715
Equipment	1,114	1,136
Premises and equipment	10,742	10,545
Accumulated depreciation	(6,313)	(6,015)
Total premises and equipment, net	4,429	4,530
Right-of-use assets (CHF million)
Operating leases	2,157	–
Right-of-use assets	2,157	–
Total premises, equipment and right-of-use assets	6,586	4,530